Net financial loss	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Net financial loss	Net financial loss
Net financial loss can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2020	2021	2022
Interests and gains on financial assets	564	327	546
Unrealized gains on financials assets	313	1,177	418
Foreign exchange gains	3,978	4,839	3,810
Other financial income	—	—	—
Financial income	4,855	6,344	4,775
Foreign exchange losses	(5,557)	(3,591)	(2,983)
Unrealized losses on financial assets	(865)	(95)	(2,050)
Interest on financial liabilities	(341)	(312)	(288)
Other financial expenses	—	—	—
Financial expenses	(6,763)	(3,997)	(5,321)
Net financial income (loss)	(1,908)	2,347	(546)
For the financial years ended December 31, 2021 and 2022, the foreign exchange gains and losses mainly result from the variance of the exchange rate between the Euro and the U.S. dollar on U.S. dollars denominated cash and cash equivalent and financial assets accounts.
Unrealized losses on financial assets relate to unquoted instruments, the fair value of which is determined using level 2 measurements.